Quarterly Holdings Report
for
Fidelity® Founders Fund
January 31, 2025
RFFF-NPRT3-0425
1.9892521.105
Common Stocks - 97.5%
	Shares	Value ($)
AUSTRALIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (a)(b)	188	240,657
CANADA - 4.8%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VerticalScope Holdings Inc Subordinate Voting Shares (c)	7,292	61,613
Consumer Discretionary - 0.9%
Specialty Retail - 0.9%
Aritzia Inc Subordinate Voting Shares (c)	35,581	1,711,296
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Tourmaline Oil Corp	49,313	2,246,543
Industrials - 0.9%
Professional Services - 0.9%
Thomson Reuters Corp	10,812	1,816,916
Information Technology - 1.4%
IT Services - 1.4%
CGI Inc Class A	1,134	133,683
Shopify Inc Class A (United States) (c)	21,774	2,543,204
		2,676,887
Materials - 0.5%
Metals & Mining - 0.5%
Alamos Gold Inc Class A	52,014	1,087,629
TOTAL CANADA		9,600,884
CHINA - 1.2%
Consumer Discretionary - 1.2%
Broadline Retail - 0.6%
JD.com Inc ADR	29,671	1,208,203
Hotels, Restaurants & Leisure - 0.6%
Trip.com Group Ltd ADR (c)	17,096	1,199,626
TOTAL CHINA		2,407,829
FRANCE - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Antin Infrastructure Partners SA	962	11,257
GERMANY - 1.3%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Auto1 Group SE (c)(d)(e)	59,719	1,164,706
Information Technology - 0.8%
Software - 0.8%
SAP SE ADR	5,425	1,497,626
TOTAL GERMANY		2,662,332
INDIA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jio Financial Services Ltd (c)	13,774	38,282
ITALY - 1.3%
Consumer Discretionary - 1.3%
Textiles, Apparel & Luxury Goods - 1.3%
Brunello Cucinelli SpA	9,494	1,227,195
Moncler SpA	11,910	757,141
Prada Spa	77,067	619,650
		2,603,986
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Stevanato Group SpA	1,737	38,926
TOTAL ITALY		2,642,912
NETHERLANDS - 0.8%
Health Care - 0.8%
Biotechnology - 0.8%
Argenx SE ADR (c)	2,378	1,557,899
SPAIN - 0.6%
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Industria de Diseno Textil SA	21,410	1,162,148
SWEDEN - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
EQT AB	3,315	109,007
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (c)	300	17,964
TAIWAN - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	12,773	2,673,644
UNITED KINGDOM - 0.1%
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd Class D (a)(b)(c)	44,800	151,645
UNITED STATES - 85.9%
Communication Services - 16.0%
Entertainment - 3.9%
Netflix Inc (c)	4,610	4,502,864
ROBLOX Corp Class A (c)	19,952	1,417,988
Spotify Technology SA (c)	3,429	1,880,978
		7,801,830
Interactive Media & Services - 11.5%
Alphabet Inc Class C	47,553	9,776,897
Meta Platforms Inc Class A	14,697	10,128,878
Pinterest Inc Class A (c)	16,207	534,183
Reddit Inc Class A	10,856	2,166,315
Reddit Inc Class B (c)	200	39,910
Snap Inc Class A (c)	10,059	113,566
		22,759,749
Media - 0.6%
Trade Desk Inc (The) Class A (c)	10,546	1,251,599
TOTAL COMMUNICATION SERVICES		31,813,178

Consumer Discretionary - 15.2%
Automobiles - 2.0%
Tesla Inc (c)	9,797	3,963,866
Broadline Retail - 6.2%
Amazon.com Inc (c)	52,161	12,397,626
Hotels, Restaurants & Leisure - 3.7%
Airbnb Inc Class A (c)	9,926	1,301,993
Cava Group Inc (c)	14,867	2,007,788
DoorDash Inc Class A (c)	1,874	353,867
Dutch Bros Inc Class A (c)	14,871	929,735
Marriott International Inc/MD Class A1	7,002	2,034,712
Monarch Casino & Resort Inc	956	81,585
Penn Entertainment Inc (c)	4,238	87,303
Red Rock Resorts Inc Class A	1,263	61,950
Sweetgreen Inc Class A (c)	11,117	365,972
Viking Holdings Ltd	1,500	75,945
		7,300,850
Household Durables - 1.3%
DR Horton Inc	10,831	1,536,919
Garmin Ltd	974	210,238
Lennar Corp Class A	2,800	367,472
Millrose Properties Inc (a)(f)	1,400	30,100
Toll Brothers Inc	3,717	504,806
		2,649,535
Specialty Retail - 0.7%
Carvana Co Class A (c)	4,173	1,032,734
Revolve Group Inc Class A (c)(g)	7,800	246,324
Wayfair Inc Class A (c)	2,097	101,432
		1,380,490
Textiles, Apparel & Luxury Goods - 1.3%
Ralph Lauren Corp Class A	10,666	2,663,300
TOTAL CONSUMER DISCRETIONARY		30,355,667

Energy - 1.6%
Energy Equipment & Services - 0.3%
Cactus Inc Class A	10,264	612,863
Oil, Gas & Consumable Fuels - 1.3%
Antero Resources Corp (c)	64,205	2,396,131
Devon Energy Corp	2,524	86,068
		2,482,199
TOTAL ENERGY		3,095,062

Financials - 16.2%
Banks - 0.4%
Pinnacle Financial Partners Inc	7,399	923,173
Capital Markets - 9.5%
Ares Management Corp Class A	14,012	2,777,459
Blackrock Inc	3,589	3,859,970
Blue Owl Capital Inc Class A	92,903	2,416,407
Carlyle Group Inc/The	25,339	1,423,038
Charles Schwab Corp/The	20,649	1,708,085
Coinbase Global Inc Class A (c)	4,428	1,290,009
Intercontinental Exchange Inc	5,071	810,498
KKR & Co Inc Class A	18,336	3,063,396
Morningstar Inc	2,041	670,754
Robinhood Markets Inc Class A (c)	16,712	868,188
		18,887,804
Consumer Finance - 0.7%
Capital One Financial Corp	7,189	1,464,471
NerdWallet Inc Class A (c)	400	5,712
		1,470,183
Financial Services - 4.9%
Apollo Global Management Inc	29,428	5,031,600
Berkshire Hathaway Inc Class B (c)	4,626	2,168,067
Block Inc Class A (c)	18,651	1,693,884
Corpay Inc (c)	2,310	878,932
Remitly Global Inc (c)	200	4,700
		9,777,183
Insurance - 0.7%
Arthur J Gallagher & Co	4,387	1,324,084
TOTAL FINANCIALS		32,382,427

Health Care - 5.7%
Biotechnology - 1.6%
Alnylam Pharmaceuticals Inc (c)	6,179	1,676,424
Blueprint Medicines Corp (c)	1,000	112,530
Celldex Therapeutics Inc (c)	13,416	328,558
Krystal Biotech Inc (c)	1,473	235,297
Moderna Inc (c)	8,342	328,842
Prelude Therapeutics Inc (c)(g)	300	329
TG Therapeutics Inc (c)	11,615	368,196
		3,050,176
Health Care Equipment & Supplies - 1.2%
Glaukos Corp (c)	3,400	531,896
Masimo Corp (c)	3,516	612,593
Penumbra Inc (c)	4,819	1,286,528
TransMedics Group Inc (c)	481	32,492
		2,463,509
Health Care Providers & Services - 0.7%
Joint Corp/The (c)(g)	1,173	12,962
LifeStance Health Group Inc (c)	37,426	298,285
UnitedHealth Group Inc	1,974	1,070,875
		1,382,122
Health Care Technology - 1.2%
Doximity Inc Class A (c)	22,745	1,344,230
Veeva Systems Inc Class A (c)	4,700	1,096,322
		2,440,552
Life Sciences Tools & Services - 1.0%
Bruker Corp	16,350	950,753
Danaher Corp	4,849	1,080,066
		2,030,819
TOTAL HEALTH CARE		11,367,178

Industrials - 4.6%
Aerospace & Defense - 0.6%
HEICO Corp Class A	6,021	1,145,977
Air Freight & Logistics - 0.3%
FedEx Corp	2,610	691,311
Building Products - 0.4%
Tecnoglass Inc	9,457	718,732
Commercial Services & Supplies - 2.1%
Cintas Corp	3,452	692,368
GFL Environmental Inc Subordinate Voting Shares (United States)	58,717	2,532,464
Veralto Corp	1,770	183,000
Waste Connections Inc (United States)	3,717	683,073
		4,090,905
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (c)	3,600	91,548
Ground Transportation - 0.4%
Uber Technologies Inc (c)	11,772	786,958
Professional Services - 0.3%
Paycom Software Inc	3,248	674,155
Trading Companies & Distributors - 0.5%
Watsco Inc	1,876	897,835
TOTAL INDUSTRIALS		9,097,421

Information Technology - 22.6%
Communications Equipment - 0.9%
Arista Networks Inc	16,142	1,860,043
Electronic Equipment, Instruments & Components - 0.8%
OSI Systems Inc (c)	7,655	1,503,748
Vontier Corp	1,083	41,750
		1,545,498
IT Services - 1.3%
Cloudflare Inc Class A (c)	9,096	1,258,886
Globant SA (c)	5,630	1,200,992
MongoDB Inc Class A (c)	679	185,584
		2,645,462
Semiconductors & Semiconductor Equipment - 6.5%
Analog Devices Inc	9,673	2,049,612
Astera Labs Inc (c)	300	30,426
NVIDIA Corp	90,278	10,839,679
		12,919,717
Software - 12.8%
Applied Intuition Inc Class A (a)(b)	270	17,337
AppLovin Corp Class A (c)	3,645	1,347,156
BlackLine Inc (c)	8,503	542,917
Clear Secure Inc Class A	23,390	553,641
Confluent Inc Class A (c)	4,000	118,720
Coreweave Inc Class A (a)(b)	160	150,376
Datadog Inc Class A (c)	2,625	374,614
HubSpot Inc (c)	1,059	825,522
Life360 Inc (c)(g)	25,952	1,186,525
Microsoft Corp	25,870	10,737,602
MicroStrategy Inc Class A (c)(g)	917	307,002
nCino Inc (c)	84	2,857
Oracle Corp	19,852	3,376,031
Palantir Technologies Inc Class A (c)	13,822	1,140,177
Pegasystems Inc	3,637	393,851
Salesforce Inc	4,439	1,516,806
Samsara Inc Class A (c)	2,117	109,026
Tenable Holdings Inc (c)	7,796	335,930
Zoom Communications Inc Class A (c)	21,946	1,907,985
Zscaler Inc (c)	2,707	548,411
		25,492,486
Technology Hardware, Storage & Peripherals - 0.3%
Dell Technologies Inc Class C	6,746	698,886
TOTAL INFORMATION TECHNOLOGY		45,162,092

Materials - 0.1%
Metals & Mining - 0.1%
MP Materials Corp (c)(g)	6,300	138,348
Real Estate - 3.9%
Real Estate Management & Development - 1.0%
Zillow Group Inc Class C (c)	25,136	2,066,682
Residential REITs - 0.9%
Camden Property Trust	3,104	352,955
Equity Residential	21,677	1,531,047
		1,884,002
Retail REITs - 0.7%
Simon Property Group Inc	7,679	1,335,071
Specialized REITs - 1.3%
Public Storage Operating Co	8,149	2,432,314
TOTAL REAL ESTATE		7,718,069

TOTAL UNITED STATES		171,129,442
TOTAL COMMON STOCKS (Cost $124,603,530)		194,405,902

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (a)(b)(c)	17	21,762
Canva Inc Series A2 (a)(b)(c)	3	3,840

TOTAL AUSTRALIA		25,602
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (a)(b)(c)	638	158,007
UNITED STATES - 0.2%
Information Technology - 0.2%
IT Services - 0.0%
Yanka Industries Inc Series E (a)(b)(c)	2,484	8,669
Yanka Industries Inc Series F (a)(b)(c)	12,743	71,871
		80,540
Software - 0.2%
Applied Intuition Inc Series A2 (a)(b)	352	22,602
Applied Intuition Inc Series B2 (a)(b)	171	10,980
Coreweave Inc Series C (a)(b)	10	10,581
Evozyne Inc Series A (a)(b)(c)	1,000	16,580
MOLOCO Inc Series A (a)(b)(c)	3,703	241,806
		302,549
TOTAL UNITED STATES		383,089
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $811,113)		566,698

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.37	4,592,176	4,593,094
Fidelity Securities Lending Cash Central Fund (h)(i)	4.37	593,603	593,663
TOTAL MONEY MARKET FUNDS (Cost $5,186,757)			5,186,757

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $130,601,400)	200,159,357
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(746,460)
NET ASSETS - 100.0%	199,412,897

Legend

(a)	Level 3 security
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,126,713 or 0.6% of net assets.

(c)	Non-income producing
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,164,706 or 0.6% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,164,706 or 0.6% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security or a portion of the security is on loan at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Applied Intuition Inc Class A	7/02/24	16,118

Applied Intuition Inc Series A2	7/02/24	21,013

Applied Intuition Inc Series B2	7/02/24	10,208

ByteDance Ltd Series E1	11/18/20	69,908

Canva Inc Class A	3/18/24 - 5/03/24	200,532

Canva Inc Series A	9/22/23	18,133

Canva Inc Series A2	9/22/23	3,200

Coreweave Inc Class A	11/29/23	49,578

Coreweave Inc Series C	5/17/24	7,791

Evozyne Inc Series A	4/09/21	22,470

MOLOCO Inc Series A	6/26/23	222,180

Starling Bank Ltd Class D	6/18/21 - 4/05/22	85,152

Yanka Industries Inc Series E	5/15/20	30,005

Yanka Industries Inc Series F	4/08/21	406,206

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,186,506	39,557,226	39,150,587	104,960	(51)	-	4,593,094	4,592,176	0.0%
Fidelity Securities Lending Cash Central Fund	3,514,513	33,250,415	36,171,265	4,833	-	-	593,663	593,603	0.0%
Total	7,701,019	72,807,641	75,321,852	109,793	(51)	-	5,186,757	5,185,779

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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